OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Johnny C. Lee

Vice President &

Assistant Counsel

February 1, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

     Re:     Oppenheimer Discovery Fund

               Regisitration Nos. 33-00371; 811-4410

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2011.

                           Sincerely,

/s/ Johnny C. Lee

                           ------------------------------------

Johnny C. Lee

                           Vice President &

                           Assistant Counsel

                           212-323-4265

                    johhnylee@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP
        Gloria LaFond
        Taylor V. Edwards